Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues
Costs and expenses:
General and administrative costs, including $464,483 and $32,030 to related parties for the three months ended September 30, 2020 and 2019, respectively, and $518,483 and $395,631 to related parties for the nine months ended September 30, 2020 and 2019, respectively, and $362,631 and $833,612 to related parties for the years ended December 31, 2019 and 2018, respectively	802,273	522,360	1,350,201	1,460,551	1,669,160	2,097,348
Research and development costs, including $670,715 of stock-based compensation costs to consultant for the three months and nine months ended September 30, 2020	799,420	570,601	1,012,038	699,038	820,906	40,703
Total costs and expenses	1,601,693	1,092,961	2,362,239	2,159,589	2,490,066	2,138,051
Loss from operations	(1,601,693)	(1,092,961)	(2,362,239)	(2,159,589)	(2,490,066)	(2,138,051)
Interest income	38	13,889	4,284	41,317	49,723	4,923
Net loss	$ (1,601,655)	$ (1,079,072)	$ (2,357,955)	$ (2,118,272)	$ (2,440,343)	$ (2,133,128)
Net loss per common share - basic and diluted	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.04)
Weighted average common shares outstanding - basic and diluted	67,045,814	67,045,814	67,045,814	67,045,814	67,045,814	58,796,115